Derivative Warrants Liability (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Outstanding Warrants and Terms

The remaining outstanding warrants and terms as of December 31, 2019 and 2018 is as follows:

Issuance date	Outstanding as of December 31, 2018	Outstanding as of December 31, 2019	Exercise Price	Exercisable as of December 31, 2019	Exercisable Through

Series (2015)	1,502,500	1,502,500	$0.5	1,502,500	April 2021
Series (2016)	2,628,406	375,000	$0.5	375,000	March 2022
Series (2018)	600,000	600,000	$0.125	600,000	November 2021
First Warrant	-	(*)	(*)	-	(**)
	4,730,906	2,477,500		2,477,500

(*)	The number of First Warrant instruments has not been determined as the First Warrant provides the Lenders with 25% warrant coverage, with the warrant exercise price to be equal to the offering price in the Company’s proposed public offering, or, in the event the Loan Amount are converted into ordinary shares, the warrant exercise price will be equal to the applicable closing bid price of the Company’s shares at the time of the conversion of the Loan Amount. However, based on the share price of the Company as of December 31, 2019, the number of the First Warrant would have been 20,896,789 shares.

(**)	The exercise period is three years from the date of the determination of the exercise price.

Schedule of Valuation of the Derivative Warrant Liabilities

The following table summarizes the observable inputs used in the valuation of the derivative warrant liabilities as of December 31, 2019 and 2018:

	As of December 31, 2019			As of December 31, 2018
	Series (2015)	Series (2016)	Series (2018)	Series (2015)	Series (2016)	Series (2018)
Share price (U.S. dollars)	$0.040	$0.040	$0.040	$0.094	$0.094	$0.094
Exercise price (U.S. dollars)	$0.50	$0.50	$0.125	$0.5	$0.5	$0.125
Expected volatility	109.15%	122.46%	102.92%	63%	63%	63%
Risk-free interest rate	1.59%	1.58%	1.58%	2.92%	2.92%	2.92%
Dividend yield	-	-	-	-	-	-
Expected term (years)	1.35	2.21	1.58	2.4	0.47	2.88

Schedule of Warrant Activities
	First Warrant
	Closing Date	As of December 31, 2019
Share price (U.S. dollars)	$ 0.12-$0.26	$0.040
Exercise price (U.S. dollars)	$ 0.12-$0.26	$0.018
Expected volatility	125.31%-129.94%	102.55%-125.71%
Risk-free interest rate	1.74%-2.56%	1.58%-1.62%
Dividend yield	-	-
Expected term (years)	2.38	1.96-2.99
Probability for uplisting	75%	75%

	Series (2015)	Series (2016)	Series (2018)	First Warrant	Placement Agent Warrant	Total
Balances at December 31, 2017	$76,768	$182,948	$-	$-	$-	$259,716
Amount classified to equity upon exercise	(88,803)	(40,162)	-	-	-	(128,965)
Expired	(178,498)	-	-	-	-	(178,498)
Issued	-	-	19,655	-	-	19,655
Changes in fair value	(281,119)	(466,293)	-	-	-	(747,412)
Balances at December 31, 2018	$5,996	$2,874	$19,655	$-	$-	$28,525
Amount classified to equity upon determination of the exercise price (*)	-	-	-	(60,365)	-	(60,365)
Expired	-	(88)	-	-	-	(88)
Issued	-	-	-	205,075	(**)79,200	284,275
Changes in fair value	(3,901)	-	(13,351)	517,213	-	499,874
Balances at December 31, 2019	$2,095	$2,786	$6,304	$661,923	$79,200	$752,309

(*)	Following the partial conversion of certain convertible bridge loans into ordinary shares (see also Note 7), the exercise price of certain portion of the First Warrant has been determined as a fixed price and accordingly the applicable amount was reclassified into additional paid-in capital.
(**)	The fair value of the Placement Agent Warrant is equal to 8% of the total proceeds received by the Company from introduced investor and/or lenders by the Placement Agent (see also Note 7).